UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street  Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period:    9/30/14

Item 1.  Reports to Stockholders.

Class A shares: PFFAX

Class C shares: PFFTX

Class I shares: PFFNX

Semi-Annual Report

September 30, 2014

Distributed by Northern Lights Distributors, LLC

Member FINRA

Princeton Futures Strategy Fund

PORTFOLIO REVIEW (Unaudited)

September 30, 2014

The Portfolio’s performance figures* for the period ended September 30, 2014, as compared to its benchmark:

	Six	One	Three	Inception** -
	Months	Year	Year	September 30, 2014
Princeton Futures Strategy Fund Class A	10.96%	9.08%	(3.56)%	(2.17)%
Princeton Futures Strategy Fund Class A with load	4.52%	2.85%	(5.44)%	(3.54)%
Princeton Futures Strategy Fund Class C	10.57%	8.25%	(4.29)%	(4.46)%
Princeton Futures Strategy Fund Class I	11.11%	9.37%	(3.34)%	(1.93)%
Barclay BTOP50 Index	5.47%	7.32%	0.13%	1.71%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses are 2.31% for Class A shares, 3.06% for Class C shares and 2.06% for Class I shares per the July 29, 2014, prospectus. For performance information current to the most recent month-end, please call toll-free 1-888-868-9501.

The Barclay BTOP50 Index (“BTOP50”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2013 there are 20 funds in the BTOP50 Index.

**	Inception date is July 19, 2010 for Class A and Class I shares. Inception date is June 14, 2011 for Class C shares.

Holdings by Asset Class	% of Net Assets
Purchased Options	26.0%
U.S. Government & Agency Obligations	25.7%
Corporate Bonds & Notes	21.3%
Money Market Fund	18.3%
Commodity Trading Advisor	8.7%
Other / Cash & Cash Equivalents	0.0%
100.0%

Please refer to the Consolidated Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s holdings.

Princeton Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2014

Shares				Value
	COMMODITY TRADING ADVISOR # - 8.7%
6,522,736	Crabel Fund LP Class AA * (Cost $6,522,736)			$7,375,066

Principal ($)		Coupon (%)	Maturity	Value
	CORPORATE BONDS & NOTES - 21.3%
	BEVERAGES - 2.4%
1,975,000	Pepsico Incorporated	0.7000	8/13/2015	1,981,648

	COMMERCIAL MBS - 1.5%
1,309,646	J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.6698	12/15/2047	1,303,177

	DIVERSIFIED FINANCIAL SERVICES - 1.8%
1,500,000	General Electric Capital Corp.	2.9500	5/9/2016	1,552,461

	ELECTRIC - 2.4%
2,000,000	Southern Co.	2.3750	9/15/2015	2,033,606

	OIL & GAS - 8.5%
4,000,000	BP Capital Markets PLC	3.1250	10/1/2015	4,103,036
3,000,000	Total Capital SA	2.3000	3/15/2016	3,074,274
				7,177,310
	TELECOMMUNICATIONS - 4.7%
4,000,000	AT&T, Inc.	0.9000	2/12/2016	4,004,700

	TOTAL CORPORATE BONDS & NOTES (Cost $18,060,558)			18,052,902

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 25.7%
3,000,000	United States Treasury Note/Bond	0.3750	11/15/2014	3,001,173
5,000,000	United States Treasury Note/Bond	2.5000	4/30/2015	5,070,900
5,000,000	United States Treasury Note/Bond	0.2500	7/31/2015	5,007,030
5,000,000	United States Treasury Note/Bond	0.2500	9/15/2015	5,006,445
3,500,000	United States Treasury Note/Bond	2.3750	3/31/2016	3,605,273
	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $21,639,223)			21,690,821

Contracts
	PURCHASED OPTION - 26.0%
95	Barclays Option, Expiration June 2015 * + (Cost $20,068,292)			22,026,966

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

September 30, 2014

Shares		Value
	SHORT-TERM INVESTMENT - 18.3%
	MONEY MARKET FUND - 18.3%
15,490,379	BlackRock Liquidity Funds T-Fund Portfolio, 0.02%+ ^ (Cost $15,490,379)	$15,490,379

	TOTAL INVESTMENTS - 100.0% (Cost $81,781,188) (a)	$84,636,134
	LIABILITIES IN EXCESS OF LESS OTHER ASSETS - (0.0)%	(41,704)
	NET ASSETS -100.0%	$84,594,430

#	The number of shares presented for commodity trading adviser positions represent share values assigned by the Fund, as underlying funds to do not issue shares. These hypothetical shares are assigned a value of $1 per share upon initial investment. Each transaction thereafter is made at the adjusted share price reflective of the change in net asset value of the underlying fund.

*	Non-Income producing investment.

+	All or a portion of this investment is a holding of PFS Fund Limited.

^	Money market fund; interest rate reflects seven-day effective yield on September 30, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $82,212,389 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$2,438,511
Unrealized depreciation:	(14,766)
Net unrealized appreciation:	$2,423,745

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

September 30, 2014

ASSETS
Investment securities:
At cost	$81,781,188
At value	$84,636,134
Interest receivable	152,052
Receivable for Fund shares sold	54,117
Prepaid expenses and other assets	18,766
TOTAL ASSETS	84,861,069

LIABILITIES
Investment advisory fees payable	138,760
Payable for Fund shares repurchased	71,688
Fees payable to other affiliates	31,227
Distribution (12b-1) fees payable	8,843
Accrued expenses and other liabilities	16,121
TOTAL LIABILITIES	266,639
NET ASSETS	$84,594,430

Net Assets Consist Of:
Paid in capital	$148,735,763
Accumulated net investment loss	(28,995,970)
Accumulated net realized loss from security transactions	(38,000,309)
Net unrealized depreciation of investments	2,854,946
NET ASSETS	$84,594,430

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)(Continued)

September 30, 2014

Net Asset Value Per Share:
Class A Shares:
Net Assets	$16,813,992
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,865,596
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.01
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%) (a)	$9.56

Class C Shares:
Net Assets	$6,152,754
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	699,811
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.79

Class I Shares:
Net Assets	$61,627,684
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	6,771,427
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.10

(a)	On investments of $25,000 or more, the offering price is reduced.

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended September 30, 2014

INVESTMENT INCOME
Interest	$98,895

EXPENSES
Investment advisory fees	802,512
Distribution (12b-1) fees:
Class A	28,564
Class C	30,239
Transfer agent fees	34,039
Administrative services fees	31,935
Professional fees	30,197
Registration fees	27,075
Accounting services fees	26,062
Non 12b-1 shareholder servicing	19,222
Custodian fees	8,975
Trustees fees and expenses	7,405
Printing and postage expenses	7,216
Compliance officer fees	6,643
Insurance expense	1,824
Other expenses	781
TOTAL EXPENSES	1,062,689

Less: Fees waived by the Advisor	(136,379)

NET EXPENSES	926,310
NET INVESTMENT LOSS	(827,415)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(5,693,815)
Net change in unrealized appreciation (depreciation) of security transactions	14,876,993
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	9,183,178

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,355,763

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	September 30, 2014	March 31,
	(Unaudited)	2014
FROM OPERATIONS
Net investment loss	$(827,415)	$(7,511,005)
Net realized loss from security transactions, futures contracts, forward foreign exchange contracts, written options and foreign currency transactions	(5,693,815)	(7,676,264)
Net change in unrealized appreciation (depreciation) of futures contacts, forward foreign exchange contracts, written options and foreign currency transactions	14,876,993	(20,793,263)
Net increase (decrease) in net assets resulting from operations	8,355,763	(35,980,532)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,597,979	9,049,645
Class C	172,864	1,193,679
Class I	13,736,398	51,832,179
Payments for shares redeemed:
Class A	(15,081,368)	(39,276,344)
Class C	(1,151,819)	(4,835,643)
Class I	(37,587,594)	(281,370,659)
Net decrease in net assets from shares of beneficial interest	(38,313,540)	(263,407,143)

TOTAL DECREASE IN NET ASSETS	(29,957,777)	(299,387,675)

NET ASSETS
Beginning of Period	114,552,207	413,939,882
End of Period *	$84,594,430	$114,552,207
* Includes accumulated net investment loss of:	$(28,995,970)	$(28,168,555)

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	September 30, 2014	March 31,
	(Unaudited)	2014
SHARE ACTIVITY
Class A:
Shares Sold	194,040	1,036,661
Shares Redeemed	(1,837,593)	(4,589,821)
Net decrease in shares of beneficial interest outstanding	(1,643,553)	(3,553,160)

Class C:
Shares Sold	21,547	140,021
Shares Redeemed	(143,982)	(571,376)
Net decrease in shares of beneficial interest outstanding	(122,435)	(431,355)

Class I:
Shares Sold	1,649,776	5,866,729
Shares Redeemed	(4,594,414)	(32,789,287)
Net decrease in shares of beneficial interest outstanding	(2,944,638)	(26,922,558)

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30, 2014	March 31,	March 31,	March 31,	March 31,
	(Unaudited)	2014	2013	2012	2011 (1)
Net asset value, beginning of period	$8.12	$9.17	$9.36	$10.44	$10.00

Activity from investment operations:
Net investment loss (2)	(0.08)	(0.26)	(0.42)	(0.43)	(0.14)
Net realized and unrealized gain (loss) on investments	0.97	(0.79)	0.25	(0.65)	0.68
Total from investment operations	0.89	(1.05)	(0.17)	(1.08)	0.54

Less distributions from:
Net investment income	—	—	—	—	(0.08)
Net realized gains	—	—	(0.02)	—	(0.02)
Total distributions	—	—	(0.02)	—	(0.10)

Net asset value, end of period	$9.01	$8.12	$9.17	$9.36	$10.44

Total return (3)(6)	10.96%	(11.45)%	(1.80)%	(10.35)%	5.40%

Net assets, at end of period (000s)	$16,814	$28,482	$64,730	$56,415	$22,673

Ratio of gross expenses to average net assets (4)(5)	2.50%	3.71%	5.24%	5.01%	2.95	% (7)
Ratio of net expenses to average net assets (5)	2.20%	3.49%	5.13%	4.91%	2.20	% (7)
Ratio of net investment loss to average net assets (5)	(1.98)%	(3.01)%	(4.49)%	(4.36)%	(1.87	)% (7)

Portfolio Turnover Rate (6)	20%	24%	50%	85%	7%

(1)	The Princeton Futures Strategy Fund’s Class A shares commenced operations July 19, 2010.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	If the income and expenses of AlphaMetrix Strategies Offshore Fund, Ltd. had been included for the period ended March 31, 2011, the ratios would have been as follows:

Ratio of gross expenses to average net assets (4)(5)	7.48%
Ratio of net expenses to average net assets (5)	6.73%
Ratio of net investment loss to average net assets (5)	(6.38)%
Portfolio Turnover Rate (6)	7%

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended	Year Ended	Year Ended	Period Ended
	September 30, 2014	March 31,	March 31,	March 31,
	(Unaudited)	2014	2013	2012 (1)
Net asset value, beginning of period	$7.95	$9.04	$9.30	$10.24

Activity from investment operations:
Net investment loss (2)	(0.23)	(0.32)	(0.48)	(0.39)
Net realized and unrealized gain (loss) on investments	1.07	(0.77)	0.24	(0.55)
Total from investment operations	0.84	(1.09)	(0.24)	(0.94)

Less distributions from:
Net realized gains	—	—	(0.02)	—
Total distributions	—	—	(0.02)	—

Net asset value, end of period	$8.79	$7.95	$9.04	$9.30

Total return (3)(6)	10.57%	(12.15)%	(2.46)%	(9.18)%

Net assets, at end of period (000s)	$6,153	$6,536	$11,339	$8,097

Ratio of gross expenses to average net assets (4)(5)	3.25%	4.46%	5.99%	5.78%
Ratio of net expenses to average net assets (5)	2.95%	4.24%	5.88%	5.65%
Ratio of net investment loss to average net assets (5)	(2.73)%	(3.77)%	(5.23)%	(5.07)%

Portfolio Turnover Rate (6)	20%	24%	50%	85%

(1)	The Princeton Futures Strategy Fund’s Class C shares commenced operations June 14, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended	Year Ended	Year Ended	Year Ended	Period Ended
	September 30, 2014	March 31,	March 31,	March 31,	March 31,
	(Unaudited)	2014	2013	2012	2011 (1)
Net asset value, beginning of period	$8.19	$9.22	$9.39	$10.46	$10.00

Activity from investment operations:
Net investment loss (2)	(0.07)	(0.24)	(0.40)	(0.41)	(0.12)
Net realized and unrealized gain (loss) on investments	0.98	(0.79)	0.25	(0.66)	0.69
Total from investment operations	0.91	(1.03)	(0.15)	(1.07)	0.57

Less distributions from:
Net investment income	—	—	—	—	(0.09)
Net realized gains	—	—	(0.02)	—	(0.02)
Total distributions	—	—	(0.02)	—	(0.11)

Net asset value, end of period	$9.10	$8.19	$9.22	$9.39	$10.46

Total return (3)(6)	11.11%	(11.27)%	(1.48)%	(10.23)%	5.65%

Net assets, at end of period (000s)	$61,628	$79,535	$337,871	$411,431	$184,054

Ratio of gross expenses to average net assets (4)(5)	2.25%	3.46%	4.99%	4.75%	2.44	% (7)
Ratio of net expenses to average net assets (5)	1.95%	3.24%	4.88%	4.66%	1.95	% (7)
Ratio of net investment loss to average net assets (5)	(1.73)%	(2.73)%	(4.24)%	(4.12)%	(1.61	)% (7)

Portfolio Turnover Rate (6)	20%	24%	50%	85%	7%

(1)	The Princeton Futures Strategy Fund’s Class I shares commenced operations July 19, 2010.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	If the income and expenses of AlphaMetrix Strategies Offshore Fund, Ltd. had been included for the period ended March 31, 2011, the ratios would have been as follows:

Ratio of gross expenses to average net assets (4)(5)	6.97%
Ratio of net expenses to average net assets (5)	6.48%
Ratio of net investment loss to average net assets (5)	(6.13)%
Portfolio Turnover Rate (6)	7%

See accompanying notes to consolidated financial statements.

Princeton Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
September 30, 2014

1.	ORGANIZATION

The Princeton Futures Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks to achieve capital appreciation and manage volatility as a secondary objective. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%, which may be waived at the Adviser’s discretion. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its consolidated financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are may be at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in Commodity Trading Advisor’s Managed Futures Programs are valued at a fair value based on the net asset value as reported by the Commodity Trading Advisor.

Princeton Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2014

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Princeton Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2014

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. As a practical expedient, the fair value of the purchased options held as of September 30, 2014 are based on the estimated daily net asset value of the underlying fund, as provided by the Fund’s Advisor. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Princeton Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2014

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Commodity Trading Advisor	$—	$7,375,066	$—	$7,375,066
Corporate Bonds & Notes	—	18,052,902	—	18,052,902
U.S. Government & Agency Obligations	—	21,690,821	—	21,690,821
Purchased Option Contracts	—	22,026,966	—	22,026,966
Short-Term Investments	15,490,379	—	—	15,490,379
Total	$15,490,379	$69,145,755	$—	$84,636,134

There were no transfers in to or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers in to or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Managed Futures Programs and PFS Fund Limited (“PFSFL”) –

The consolidated financial statements of the Fund include PFSFL, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

The Fund and PFSFL invest in the global derivatives markets through the use of one or more proprietary Managed Futures programs. Managed Futures programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments. It is anticipated that the Managed Futures programs used

Princeton Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2014

by the Fund and PFSFL will be tied to a variety of global markets for currencies, interest rates, stock market indices, energy resources, metals and agricultural products. The Fund and PFSFL’s investment in a Managed Futures program may be through investment in one or more unaffiliated private investment vehicles or unaffiliated commodity pools advised by one or more Commodity Trading Advisors (“CTAs”) registered with the U.S. Commodity Futures Trading Commission. The Fund, or PFSFL, does not consolidate the assets, liabilities, capital or operations of the unaffiliated CTAs into their consolidated financial statements. Rather, the CTAs are separately presented as an investment in the Fund’s consolidated portfolio of investments. Income, gains and unrealized appreciation or depreciation on the investments in the CTAs are recorded in the Fund’s consolidated statement of assets and liabilities and the Fund’s consolidated statement of operations.

A summary of the Fund’s investments in the PFSFL is as follows:

PFS Fund Limited (“PFSFL”) *
September 30, 2014
Fair Value of CFC	$22,026,966
Other Assets	$42,528
Total Net Assets	$22,069,494

Percentage of the Fund’s Total Assets	26.08%

* PFSFL commenced operations on August 23, 2010

In accordance with its investment objectives and through its exposure to the aforementioned managed futures programs, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Commodity Risk - Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk - Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk - Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Princeton Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2014

Foreign Exchange Rate Risk - Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk - Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk - Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

Please refer to the Fund’s prospectus for a full listing of risks associated with these investments.

For tax purposes, PFSFL is an exempted Cayman investment company. PFSFL has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, PFSFL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade of business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, PFSFL’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocation of Income, Expenses, Gains and Losses – Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Princeton Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2014

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2014 cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $10,155,200 and $7,599,502, respectively.

Princeton Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2014

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Princeton Fund Advisors serves as the Fund’s Investment Advisor (the “Advisor”). The Advisor has engaged 6800 Capital, LLC and Congress Asset Management Co. as the sub-advisors to the Fund. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.80% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays 6800 Capital, LLC and Congress Asset Management Co. a sub-advisory fee, computed and accrued daily and paid monthly.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until July 31, 2015, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses at ASOF, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.20%, 2.95% and 1.95% per annum of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively. For the six months ended September 30, 2014, the Advisor waived fees and reimbursed expenses in the amount of $136,379.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 2.20%, 2.95% and 1.95% of average daily net assets attributable to Class A, Class C and Class I shares, respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed 2.20% and 1.95% of average daily net assets for each share class. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed 2.20%, 2.95% and 1.95%, respectively per annum of the average daily net assets, the reimbursements shall be suspended.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

Princeton Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2014

The following amounts are subject to recapture by the Fund by the following dates:

3/31/2015	$316,352
3/31/2016	$445,848
3/31/2017	$612,847

The Trust, with respect to the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to the Class A and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A, Class C and Class I shares. The Distributor is an affiliate of GFS. For the six months ended September 30, 2014, the Distributor received $1,096 in underwriting commissions for sales of Class A shares, of which $141 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, transfer agency and custody administration services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Princeton Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2014

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the years ended were as follows:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2014	March 31, 2013
Ordinary Income	$—	$—
Long-Term Capital Gain	—	968,284
Return of Capital	—	6,442
	$—	$974,726

As of March 31, 2014, the components of distributable earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$—	$(354,423)	$(59,086,335)	$(603,090)	$(12,453,248)	$(72,497,096)

The difference between book basis and tax basis accumulated net investment loss, realized gain/(loss) on security transactions and unrealized appreciation/(depreciation) is primarily attributable to the tax adjustments relating to the Fund’s holding in PFSF-SPC and CTAs.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $603,090.

At March 31, 2014, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Expiring FYE	Short-Term	Long-Term	Total
$—	$354,423	$—	$354,423

Princeton Futures Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2014

Permanent book and tax differences, primarily attributable to differences in book/tax treatment of net operating losses and tax adjustments for paydowns and CTAs, resulted in reclassification for the year ended March 31, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income	Loss
$(4,697,780)	$5,388,603	$(690,823)

6.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no events or transactions requiring adjustment or disclosure in the consolidated financial statements.

Princeton Futures Strategy Fund
EXPENSE EXAMPLES (Unaudited)
September 30, 2014

As a shareholder of the Princeton Futures Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Princeton Futures Strategy Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2014 through September 30, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Princeton Futures Strategy Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period+
Actual	4/1/14	9/30/14	4/1/14 – 9/30/14	4/1/14 – 9/30/14
Class A	$1,000.00	$1,109.60	$11.63	2.20%
Class C	1,000.00	1,105.70	15.57	2.95
Class I	1,000.00	1,111.10	10.32	1.95

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period+
(5% return before expenses)	4/1/14	9/30/14	4/1/14 – 9/30/14	4/1/14 – 9/30/14
Class A	$1,000.00	$1,014.04	$11.11	2.20%
Class C	1,000.00	1,010.28	14.87	2.95
Class I	1,000.00	1,015.29	9.85	1.95

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (365).

+	Annualized.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-868-9501 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-868-9501.

INVESTMENT ADVISOR
Princeton Fund Advisors, LLC
1125 17th Street, Suite 1400
Denver, CO 80202

INVESTMENT SUB-ADVISORS
6800 Capital, L.L.C.
One Palmer Square, Suite 530
Princeton, NJ 08542

Congress Asset Management Co.
2 Seaport Lane, 5th Floor
Boston, MA 02210

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive
Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

12/11/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

12/11/14

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

12/11/14